Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock Activity

Common stock activity is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
(Actual number of shares of common stock outstanding)
Beginning of year	359,647,605	276,059,333	276,156,839
Shares of common stock issued through initial public offering	—	82,142,858	—
Shares of common stock issued through business combinations	246,627	535,353	—
Shares of common stock issued through compensation plans	2,625,651	966,580	368,259
Repurchases of common stock	—	(56,519)	(465,765)
End of year	362,519,883	359,647,605	276,059,333